Subsequent events	9 Months Ended
Sep. 30, 2021
7. Subsequent events:

7. Subsequent events:

The Corporation has evaluated subsequent events through the filing of this quarterly report on Form 6-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.